CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income
Interest and fees on loans	$ 7,856	$ 7,937	$ 32,156	$ 32,277	$ 34,159
Interest and dividends on investment securities:
Taxable	1,780	1,854	6,962	7,004	6,622
Tax-exempt	1,283	1,136	4,705	4,489	4,422
Dividends	48	49	198	218	210
Other interest income	21	27	101	123	93
Total interest income	10,988	11,003	44,122	44,111	45,506
Interest expense
Interest on deposits	1,163	1,237	4,829	5,919	7,692
Interest on borrowings	245	260	1,102	1,126	1,241
Other interest expense	56	79	283	332	423
Total interest expense	1,464	1,576	6,214	7,377	9,356
Net interest income	9,524	9,427	37,908	36,734	36,150
Provision for loan losses	225	225	775	650	2,425
Net interest income after provision for loan losses	9,299	9,202	37,133	36,084	33,725
Non-interest income
Mortgage banking income	193	422	1,445	1,497	830
Income from fiduciary activities	198	249	904	836	803
Service charges on deposit accounts	1,091	1,134	4,798	4,896	4,435
Income from ATM and debit cards	618	581	2,493	2,391	2,199
Brokerage fees	402	402	1,371	1,260	1,263
Earnings on bank-owned life insurance	146	172	632	606	736
Loss on sale or write down of other real estate owned	18	(57)	(593)	(1,162)	(1,374)
Gain on sale or call of available-for-sale securities	1,250	276	1,256	680	943
Gain on disposition of property					273
Income from insurance activities	290	353	858	752	899
Other non-interest income	151	167	866	698	666
Total non-interest income	4,357	3,699	14,030	12,454	11,673
Total other-than temporary impairment losses					347
Portion of loss recognized in other comprehensive income (before taxes)					(299)
Net impairment losses recognized in earnings					48
Other non-interest expense:
Salaries and employee benefits	4,926	4,687	18,906	17,432	16,700
Net occupancy expense	459	381	1,696	1,672	1,676
Depreciation	472	459	1,985	1,822	1,780
Data processing expense	506	474	1,656	1,840	1,741
Legal and professional fees	295	97	467	706	653
Stationary and office supplies	45	52	224	220	217
Amortization of intangibles	11	11	42	35	85
Advertising and promotions	206	195	1,118	714	662
Premiums for FDIC insurance	151	150	804	570	823
Expenses related to other real estate owned	85	100	415	455	682
ATM and debit card fees and expenses	258	491	1,496	1,105	915
Other non-interest expense	1,141	1,038	4,532	4,446	4,138
Total other non-interest expense	8,555	8,135	33,341	31,017	30,072
Net income before income taxes	5,101	4,766	17,822	17,521	15,278
Provision for income tax expense	1,276	1,178	4,014	4,006	3,416
Net income	$ 3,825	$ 3,588	$ 13,808	$ 13,515	$ 11,862
Earnings per common share:
Net income per common share	$ 1.06	$ 0.99	$ 3.83	$ 3.75	$ 3.28
Weighted average shares outstanding	3,608	3,607	3,607	3,607	3,614